LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
LEASES

6. LEASES

We currently operate out of El Segundo, CA, Seymour, IN, and Bönen, Germany. The leases underlying these three facilities are summarized below:

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California Facility — The El Segundo facility consists of approximately 5,475 square feet of corporate office space. The lease commenced on March 1, 2010 and has a term of five years. The lease was subsequently amended on April 1, 2011 to add additional office space. The lease term relating to the additional office space expires on May 31, 2013. Our current monthly rent is $13,654, with 3% annual escalation.

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Indiana Facility — The Seymour facility consists of approximately 105,000 square feet used as a manufacturing and distribution facility for our products. The lease commenced in January 2008, with a ten year term expiring in January 2018. Our current monthly rent is $25,000.

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Bönen Facility— The Bönen facility consists of approximately 1,000 square feet of corporate office space. The facility is subject to a lease with monthly rents of approximately $2,000 expiring in December 2018.

5. LEASES

We currently operate out of El Segundo, California, Seymour, Indiana and Bönen, Germany. The leases underlying these three facilities are summarized below:

California Facility — The El Segundo facility consists of approximately 5,475 square feet of corporate office space. The lease commenced on March 1, 2010 and has a term of five years. The lease was subsequently amended on April 1, 2011 to add additional office space. The lease term relating to the additional office space expires on May 31, 2013. Our current monthly rent is $13,124, with 3% annual escalation.

Indiana Facility — The Seymour facility consists of approximately 105,000 square feet used as a manufacturing and distribution facility for our products. The lease commenced in January 2008, with a ten year term expiring in January 2018. Our current monthly rent is $25,000.

Bönen Facility— The Bönen facility consists of approximately 1,000 square feet of corporate office space. The facility is subject to a lease with monthly rents of approximately $2,000 expiring in December 2018.